Retirement and Postemployment Benefits (Weighted-Average Assumptions, Cost Trend Rates and Funded Status) (Detail) $ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) Plans Subsidiaries	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jun. 01, 2015 USD ($)
Change in Plan Assets [Roll Forward]
Funded Status, end of period							$ (235)
Defined Benefit Plan
Change in Benefit Obligation [Roll Forward]
Service cost		$ 7	$ 3
Interest cost		10	4
PPL Energy Supply LLC [Member]
Multiemployer Plans (Numeric) [Abstract]
Multiemployer Plan, period contributions				$ 73	$ 68	$ 59
PPL Energy Supply LLC [Member] | Multiemployer Pension Plans
Multiemployer Plans (Numeric) [Abstract]
Multiemployer Plan, number of plans | Plans				70
PPL Energy Supply LLC [Member] | Significant Specific Multiemployer Plan
Multiemployer Plans (Numeric) [Abstract]
Employer Identification Number				232004424
Plan number of pension plan				001
Contributions to specific plan				$ 5	$ 5	$ 5
Threshold, as a percentage, of contributions by individual contributors to a specific plan that if exceeded require disclosure				5.00%
Number of subsidiaries whose contributions, on a combined basis, exceeded 5% of a specific plan's contributions | Subsidiaries				4
Threshold, as a percentage, of contributions to a specific plan that if exceeded require disclosure				5.00%
Expiration date of the collective-bargaining agreement				Sep. 18, 2016
PPL Energy Supply LLC [Member] | Defined Benefit Plan
Weighted Average Assumptions Used in the Valuation of the Benefit Obligations (Details) [Abstract]
Benefit obligations valuation discount rate				4.28%	5.18%
Benefit obligations valuation rate of compensation increase				4.03%	3.94%
Weighted Average Assumptions Used to Determine the Net Periodic Benefit Costs (Details) [Abstract]
Net periodic benefit costs discount rate				5.18%	4.25%	5.12%
Net periodic benefit costs rate of compensation increase				3.94%	3.95%	4.00%
Net periodic benefit costs expected return on plan assets	[1]			7.00%	7.00%	7.00%
Assumed Health Care Cost Trend Rates (Details) [Abstract]
Health care cost trend rate assumed for next year, obligations				7.20%	7.60%	8.00%
Health care cost trend rate assumed for next year, cost				7.60%	8.00%	8.50%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate), obligations				5.00%	5.00%	5.50%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate),cost				5.00%	5.50%	5.50%
Year that the rate reaches the ultimate trend rate, obligations				2020	2020	2019
Year that the rate reaches the ultimate trend rate, cost				2020	2019	2019
Change in Benefit Obligation [Roll Forward]
Benefit Obligation, beginning of period		210	163	$ 163	$ 176
Service cost				5	7	$ 6
Interest cost				9	8	7
Plan amendments				0	0
Actuarial (gain) loss				38	(23)
Curtailments				0	0
Gross benefits paid				(5)	(5)
Benefit Obligation, end of period				210	163	176
Change in Plan Assets [Roll Forward]
Balance at beginning of period		170	147	147	149
Actual return on plan assets				22	3
Employer contributions				6	0
Gross benefits paid				(5)	(5)
Balance at end of period				170	147	149
Funded Status, end of period				(40)	(16)
Amounts recognized in the Balance Sheets consist of: [Abstract]
Current liability				0	0
Noncurrent liability				(40)	(16)
Net amount recognized, end of period				(40)	(16)
Amounts recognized in AOCI and regulatory asets/liabilities (pre-tax): [Abstract]
Prior service cost (credit)				0	0
Net actuarial (gain) loss				59	34
Total				59	34
Total accumulated benefit obligation for defined benefit pension plans				210	163
PPL Energy Supply LLC [Member] | Defined Benefit Plan | Multiemployer Pension Plans
Multiemployer Plans (Numeric) [Abstract]
Multiemployer Plan, period contributions				40	36	$ 31
PPL Energy Supply LLC [Member] | Defined Benefit Plan | PPL Services Funded Status Allocation
Change in Plan Assets [Roll Forward]
Funded Status, end of period				$ 259	$ 96
PPL Energy Supply LLC [Member] | Other Postretirement Benefits United States
Weighted Average Assumptions Used in the Valuation of the Benefit Obligations (Details) [Abstract]
Benefit obligations valuation discount rate				3.81%	4.51%
Benefit obligations valuation rate of compensation increase				4.03%	3.94%
Weighted Average Assumptions Used to Determine the Net Periodic Benefit Costs (Details) [Abstract]
Net periodic benefit costs discount rate				4.51%	3.77%	4.60%
Net periodic benefit costs rate of compensation increase				3.94%	3.95%	4.00%
Change in Benefit Obligation [Roll Forward]
Benefit Obligation, beginning of period		10	12	$ 12	$ 17
Service cost				0	1	$ 1
Interest cost				1	0	1
Plan amendments				0	(4)
Actuarial (gain) loss				(1)	(1)
Curtailments				(1)	0
Gross benefits paid				(1)	(1)
Benefit Obligation, end of period				10	12	17
Change in Plan Assets [Roll Forward]
Balance at beginning of period		$ 0	$ 0	0	0
Actual return on plan assets				0	0
Employer contributions				1	1
Gross benefits paid				(1)	(1)
Balance at end of period				0	0	0
Funded Status, end of period				(10)	(12)
Amounts recognized in the Balance Sheets consist of: [Abstract]
Current liability				(1)	(1)
Noncurrent liability				(9)	(11)
Net amount recognized, end of period				(10)	(12)
Amounts recognized in AOCI and regulatory asets/liabilities (pre-tax): [Abstract]
Prior service cost (credit)				(4)	(5)
Net actuarial (gain) loss				0	1
Total				(4)	(4)
PPL Energy Supply LLC [Member] | Other Postretirement Benefits United States | Multiemployer Other Postretirement Medical Plans
Multiemployer Plans (Numeric) [Abstract]
Multiemployer Plan, period contributions				33	32	$ 28
PPL Energy Supply LLC [Member] | Other Postretirement Benefits United States | PPL Services Funded Status Allocation
Change in Plan Assets [Roll Forward]
Funded Status, end of period				$ 34	$ 35

[1]	The expected long-term rates of return for pension and other postretirement benefits are based on management's projections using a best-estimate of expected returns, volatilities and correlations for each asset class. Each plan's specific current and expected asset allocations are also considered in developing a reasonable return assumption.